Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data (Unaudited) [Abstract]
Revenue	$ 21,688		$ 9,906		$ 5,713		$ 6,094		$ 0		$ 0		$ 0		$ 0		$ 43,401	$ 0	$ 0
Operating expenses	42,986		26,013		25,402		69,470		33,855		19,902		13,706		16,049		163,871	83,512	61,438
Loss from operations	(21,298)		(16,107)		(19,689)		(63,376)		(33,855)		(19,902)		(13,706)		(16,049)		(120,470)	(83,512)	(61,438)
Net income (loss)	$ (19,707)		(17,637)		$ (20,359)		$ (63,856)		$ (33,831)		$ (19,809)		$ (13,615)		$ (15,962)		(121,559)	(83,217)	(61,422)
Preferred stock dividend			(1,791)														(20,100)	0	0
Distributable losses			$ (19,428)														$ (141,659)	$ (83,217)	$ (61,422)
Weighted-average shares outstanding (in shares)			59,173,938														46,010,777	28,884,540	28,884,540
Series A Convertible Preferred Stock [Member]
Quarterly Financial Data (Unaudited) [Abstract]
Net income (loss)			$ (64)														$ (48,485)	$ (83,217)	$ (61,422)
Net (loss) income per share - basic and diluted (in dollars per share)	$ 0.00	[1],[2]	$ (0.01)	[1],[2],[3]	$ (0.70)	[1],[2]	$ (2.21)	[1],[2]	$ (1.17)	[1],[2]	$ (0.69)	[1],[2]	$ (0.47)	[1],[2]	$ (0.55)	[1],[2]	$ (1.80)	$ (2.88)	$ (2.13)
Dividend rate																	6.00%
Preferred stock dividend			$ (1,791)														$ (20,100)	$ 0	$ 0
Distributable losses			$ (1,855)														$ (28,385)	$ (83,217)	$ (61,422)
Weighted-average shares outstanding (in shares)			5,651,323														15,748,009	28,884,540	28,884,540
Basic income (loss) per share (in dollars per share)			$ (0.01)														$ (1.80)	$ (2.88)	$ (2.13)
Common Stock [Member]
Quarterly Financial Data (Unaudited) [Abstract]
Net income (loss)			$ (17,573)														$ (93,174)	$ 0	$ 0
Net (loss) income per share - basic and diluted (in dollars per share)	$ (0.30)	[1],[2]	$ (0.33)	[1],[2],[3]	$ 0.00	[1],[2]	$ 0.00	[1],[2]									$ (3.08)	$ 0.00	$ 0.00
Weighted-average shares outstanding (in shares)			53,522,615														30,262,768	0	0
Basic income (loss) per share (in dollars per share)			$ (0.33)														$ (3.08)	$ 0.00	$ 0.00

[1]	We computed net loss per share independently for each of the quarters presented. Therefore, the sum of the quarterly net loss per share will not necessarily equal the total for the year.
[2]	We did not include dilutive common equivalent shares in the computation of diluted net loss per share because the effect would have been antidilutive.
[3]	For the purposes of calculating EPS under the two-class method since our IPO in July 2017, we have allocated the net loss between the common stock and the Series A convertible preferred stock for the three month period ended September 30, 2017. We determined it was appropriate to allocate losses to the Series A convertible preferred stock because it was the lowest form of subordinated equity and because Ionis, the sole holder of the Series A convertible preferred stock, was absorbing our losses. Basic EPS for each class of stock is computed by dividing total distributable losses applicable to preferred and common stock, including the 6% cumulative dividend contractually due to Series A convertible preferred shareholders, by the weighted-average of preferred and common shares outstanding during the requisite period. The cumulative preferred stock dividend was not paid upon completion of the IPO because the IPO was not a liquidation event or a change in control. Prior to the IPO, the 6% cumulative Series A convertible preferred stock dividend was considered as required under the two-class method regardless of whether those dividends were actually distributed.